UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2012

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.06%)
CONSUMER DISCRETIONARY (13.40%)
Auto Components (0.64%)
BorgWarner, Inc.(a)	9,700	$670,367

Automobiles (0.41%)
Thor Industries, Inc.	11,788	428,140

Distributors (1.15%)
LKQ Corp.(a)	64,908	1,200,798

Hotels, Restaurants & Leisure (2.22%)
Arcos Dorados Holdings, Inc., Class A	50,300	776,129
BJ’s Restaurants, Inc.(a)	13,576	615,672
Starbucks Corp.	18,150	921,112

		2,312,913

Household Durables (0.69%)
Harman International Industries, Inc.	15,467	713,957

Internet & Catalog Retail (2.46%)
Amazon.com, Inc.(a)	4,665	1,186,403
priceline.com, Inc.(a)	1,625	1,005,436
Shutterfly, Inc.(a)	11,902	370,390

		2,562,229

Specialty Retail (3.60%)
CarMax, Inc.(a)	23,700	670,710
Dick’s Sporting Goods, Inc.	15,100	782,935
Francesca’s Holdings Corp.(a)	17,865	548,991
GNC Holdings, Inc., Class A	3,534	137,720
Monro Muffler Brake, Inc.	6,155	216,594
rue21, Inc.(a)	24,984	778,252
Teavana Holdings, Inc.(a)	46,897	611,537

		3,746,739

Textiles, Apparel & Luxury Goods (2.23%)
Fossil, Inc.(a)	2,300	194,810
Gildan Activewear, Inc.	17,500	554,400
Michael Kors Holdings Ltd.(a)	15,600	829,608
Under Armour, Inc., Class A(a)	13,385	747,285

		2,326,103

CONSUMER STAPLES (3.16%)
Beverages (0.31%)
Monster Beverage Corp.(a)	6,000	324,960

Food & Staples Retailing (1.82%)
Costco Wholesale Corp.	8,550	856,069
The Fresh Market, Inc.(a)	9,025	541,319
PriceSmart, Inc.	6,504	492,483

		1,889,871

Food Products (0.90%)
Mead Johnson Nutrition Co.	12,800	937,984

Personal Products (0.13%)
Herbalife Ltd.	2,850	135,090

ENERGY (8.66%)
Energy Equipment & Services (7.65%)
Core Laboratories N.V.	15,355	1,865,326

	SHARES	MARKET VALUE
COMMON STOCKS
Energy Equipment & Services (continued)
Dril-Quip, Inc.(a)	8,157	$586,325
FMC Technologies, Inc.(a)	17,300	800,990
Lufkin Industries, Inc.	12,732	685,236
National-Oilwell Varco, Inc.	9,100	729,001
Oceaneering International, Inc.	37,800	2,088,450
Schlumberger Ltd.	16,745	1,211,166

		7,966,494

Oil, Gas & Consumable Fuels (1.01%)
Occidental Petroleum Corp.	12,250	1,054,235

FINANCIALS (9.69%)
Capital Markets (3.92%)
Affiliated Managers Group, Inc.(a)	8,898	1,094,454
The Charles Schwab Corp.	45,650	583,863
Financial Engines, Inc.(a)	19,148	456,297
FXCM, Inc., Class A	39,352	375,812
T. Rowe Price Group, Inc.	12,400	784,920
Virtus Investment Partners, Inc.(a)	9,211	792,146

		4,087,492

Commercial Banks (1.43%)
Signature Bank(a)	22,196	1,488,908

Diversified Financial Services (0.84%)
MSCI, Inc.(a)	6,997	250,423
Portfolio Recovery Associates, Inc.(a)	5,956	621,985

		872,408

Insurance (2.73%)
ACE Ltd.	29,250	2,211,300
Greenlight Capital Re Ltd., Class A(a)	25,637	634,516

		2,845,816

Real Estate Management & Development (0.77%)
FirstService Corp.(a)	28,910	808,034

HEALTH CARE (11.52%)
Biotechnology (1.95%)
BioMarin Pharmaceutical, Inc.(a)	29,147	1,173,750
Ironwood Pharmaceuticals, Inc.(a)	14,300	182,754
Vertex Pharmaceuticals, Inc.(a)	12,000	671,400

		2,027,904

Health Care Equipment & Supplies (3.13%)
Accuray, Inc.(a)	53,306	377,406
Intuitive Surgical, Inc.(a)	3,450	1,709,924
Masimo Corp.(a)	23,177	560,420
Neogen Corp.(a)	5,427	231,733
Volcano Corp.(a)	13,562	387,466

		3,266,949

Health Care Providers & Services (0.32%)
PSS World Medical, Inc.(a)	14,622	333,089

Health Care Technology (2.19%)
athenahealth, Inc.(a)	11,583	1,062,972
Cerner Corp.(a)	15,750	1,219,207

		2,282,179

Life Sciences Tools & Services (1.65%)
Illumina, Inc.(a)	14,600	703,720

	SHARES	MARKET VALUE
COMMON STOCKS
Life Sciences Tools & Services (continued)
Life Technologies Corp.(a)	20,800	$1,016,704

		1,720,424

Pharmaceuticals (2.28%)
Allergan, Inc.	13,800	1,263,804
Mylan, Inc.(a)	33,400	814,960
Salix Pharmaceuticals Ltd.(a)	7,000	296,380

		2,375,144

INDUSTRIALS (14.32%)
Aerospace & Defense (2.75%)
HEICO Corp.	17,481	676,340
Precision Castparts Corp.	8,650	1,412,891
TransDigm Group, Inc.(a)	5,483	777,873

		2,867,104

Air Freight & Logistics (1.11%)
C.H. Robinson Worldwide, Inc.	6,000	351,300
Echo Global Logistics, Inc.(a)	15,232	261,229
Expeditors International of Washington, Inc.	14,900	541,764

		1,154,293

Commercial Services & Supplies (1.20%)
American Reprographics Co.(a)	62,600	267,302
InnerWorkings, Inc.(a)	29,747	387,306
Waste Connections, Inc.	19,591	592,628

		1,247,236

Electrical Equipment (1.43%)
II-VI, Inc.(a)	21,927	417,051
Rockwell Automation, Inc.	8,500	591,175
Roper Industries, Inc.	4,400	483,516

		1,491,742

Machinery (1.14%)
Graco, Inc.	11,718	589,181
Middleby Corp.(a)	5,189	600,056

		1,189,237

Professional Services (3.88%)
Huron Consulting Group, Inc.(a)	15,173	528,324
IHS, Inc., Class A(a)	15,589	1,517,589
Robert Half International, Inc.	27,800	740,314
Stantec, Inc.	15,898	540,214
Verisk Analytics, Inc., Class A(a)	15,100	718,911

		4,045,352

Road & Rail (0.54%)
Landstar System, Inc.	11,981	566,462

Trading Companies & Distributors (2.27%)
Fastenal Co.	40,600	1,745,394
MSC Industrial Direct Co., Inc., Class A	9,100	613,886

		2,359,280

INFORMATION TECHNOLOGY (31.24%)
Communications Equipment (3.40%)
F5 Networks, Inc.(a)	1,008	105,538
InterDigital, Inc.	15,371	573,031
Palo Alto Networks, Inc.(a)	2,700	166,239
Polycom, Inc.(a)	70,229	693,160
QUALCOMM, Inc.	32,115	2,006,866

		3,544,834

	SHARES	MARKET VALUE
COMMON STOCKS
Computers & Peripherals (4.04%)
Apple, Inc.	5,100	$3,403,026
Fusion-io, Inc.(a)	26,496	802,034

		4,205,060

Electronic Equipment & Instruments (1.78%)
FARO Technologies, Inc.(a)	16,033	662,484
IPG Photonics Corp.(a)	10,215	585,319
National Instruments Corp.	18,222	458,648
Universal Display Corp.(a)	4,400	151,272

		1,857,723

Internet Software & Services (7.64%)
Baidu, Inc.(a)(b)	9,225	1,077,665
Equinix, Inc.(a)	3,500	721,175
Google, Inc., Class A(a)	2,010	1,516,545
LinkedIn Corp., Class A(a)	3,100	373,240
Liquidity Services, Inc.(a)	26,292	1,320,121
NIC, Inc.	19,559	289,473
Rackspace Hosting, Inc.(a)	12,800	845,952
SINA Corp.(a)	5,000	323,400
SPS Commerce, Inc.(a)	9,623	370,197
Stamps.com, Inc.(a)	10,623	245,816
VistaPrint Ltd.(a)	13,101	447,399
Youku Tudou, Inc.(a)(b)	23,664	435,181

		7,966,164

IT Services (3.15%)
Cognizant Technology Solutions Corp., Class A(a)	13,900	971,888
ServiceSource International, Inc.(a)	39,722	407,548
VeriFone Systems, Inc.(a)	28,320	788,712
Visa, Inc., Class A	8,265	1,109,824

		3,277,972

Semiconductors & Semiconductor Equipment (3.63%)
ARM Holdings PLC(b)	64,667	1,809,383
Avago Technologies Ltd.	15,500	540,407
Cavium, Inc.(a)	24,388	812,852
Hittite Microwave Corp.(a)	11,213	621,985

		3,784,627

Software (7.60%)
ANSYS, Inc.(a)	8,041	590,209
Concur Technologies, Inc.(a)	8,642	637,175
QLIK Technologies, Inc.(a)	27,077	606,795
RealPage, Inc.(a)	25,963	586,764
Salesforce.com, Inc.(a)	16,600	2,534,654
ServiceNow, Inc.(a)	1,600	61,888
Solera Holdings, Inc.	20,172	884,946
Splunk, Inc.(a)	10,500	385,560
Ultimate Software Group, Inc.(a)	6,710	685,091
VMware, Inc., Class A(a)	9,800	948,052

		7,921,134

MATERIALS (2.69%)
Chemicals (1.01%)
Praxair, Inc.	10,125	1,051,785

Metals & Mining (1.68%)
Allegheny Technologies, Inc.	21,200	676,280
Silver Wheaton Corp.	26,950	1,070,184

		1,746,464

	SHARES	MARKET VALUE
COMMON STOCKS
TELECOMMUNICATION SERVICES (1.84%)
Wireless Telecommunication Services (1.84%)
American Tower Corp., Class A	26,800	$1,913,252

UTILITIES (0.54%)
Electric Utilities (0.54%)
ITC Holdings Corp.	7,494	566,397

TOTAL COMMON STOCKS
(COST OF $75,545,795)		101,134,345

	PAR VALUE
SHORT TERM INVESTMENT (2.76%)
REPURCHASE AGREEMENT (2.76%)

Repurchase agreement with State Street Bank & Trust Co., dated 09/28/12, due 10/01/12 at 0.01%, collateralized by Federal National Mortgage Association 3.05% 01/01/42, market value of $2,935,020 (Repurchase proceeds of $2,875,002)

(COST OF $2,875,000)	$2,875,000	2,875,000

TOTAL INVESTMENTS (99.82%)
(COST OF $78,420,795)(c)		104,009,345
OTHER ASSETS IN EXCESS OF LIABILITIES (0.18%)		192,148

NET ASSETS (100.00%)		$104,201,493

NET ASSET VALUE PER SHARE
(22,734,574 SHARES OUTSTANDING)		$4.58

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $79,571,946.

Gross unrealized appreciation and depreciation at September 30, 2012 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$27,430,692
Gross unrealized depreciation	(2,993,293)
Net unrealized appreciation	$24,437,399

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Schedule of Investments.

LIBERTY ALL STAR GROWTH FUND

Notes to Schedule of Investments

September 30, 2012 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Directors.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of com parable U.S. issuers. For the period ended September 30, 2012, the Fund only held American Depository Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/flosses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

LIBERTY ALL STAR GROWTH FUND

Notes to Schedule of Investments

September 30, 2012 (unaudited)

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 101,134,345	$ –	$ –	$ 101,134,345
Short Term Investment	–	2,875,000	–	2,875,000
Total	$ 101,134,345	$ 2,875,000	$ –	$ 104,009,345

*See	Schedule of Investments for industry classifications

*See	Schedule of Investments for industry classification.

For the period ended September 30, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 26, 2012